Disclosure of detailed information about valuation assumptions for embedded derivatives (Details) - $ / shares	May 31, 2019	Aug. 31, 2018
Statements [Line Items]
Share Price	$ 1.30	$ 1.00
Volatility	72.43%	72.43%
Risk free rate	2.17%	2.71%
Credit spread	11.58%	11.58%
All-in rate	13.75%	14.30%
Implied discount on share price	0.00%	0.00%